RESTRICTED CASH - Summary of restricted cash (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Non-Current
Deposits for renting office	[1]	¥ 7,001
Deposits for letter of guarantee		3,987	¥ 6,487
Restricted cash		10,988	6,487
Current
Deposits for renting office	[1]		6,488
Deposits for letter of guarantee and credit cards		10,420	6,422
Restricted cash		¥ 10,420	¥ 12,910

[1]	Deposits for renting office represent cash held in collateral bank accounts in the U.S. with designated usage of deposits for renting office.